Related Party Transactions (Details)	1 Months Ended	3 Months Ended	6 Months Ended
	Feb. 28, 2023 tranche	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Aug. 31, 2024	Aug. 29, 2024
Related Party Transaction [Line Items]
Trade payables		$ 2,000,000.0	$ 2,000,000.0	$ 800,000
2020 Bulkers Management AS
Related Party Transaction [Line Items]
Ownership percentage		40.00%	40.00%		40.00%	40.00%
Related party | Magni
Related Party Transaction [Line Items]
Trade payables		$ 20,000.00	$ 20,000.00
Related party | 2020 Bulkers Management AS
Related Party Transaction [Line Items]
Trade payables		300,000	300,000	$ 300,000
Management fee expense		300,000	800,000
Related party | 2020 Bulkers Management AS
Related Party Transaction [Line Items]
Accounts payables, number of equal tranches | tranche	4
Mark-up margin for performance of services	13.00%
Notice period to terminate agreement	1 month
Related party | Drew Holdings Limited - Revolving credit facility | Line of credit
Related Party Transaction [Line Items]
Facility, amount available to drawdown		10,000,000	$ 10,000,000
Commitment fee percentage			1.00%
Variable rate (as a percent)			6.50%
Proceeds from issuance of long-term debt from related party			$ 6,000,000
Commitment fee amount		20,000.00	40,000.00
Interest expense		0	100,000
Credit facility, remaining borrowing capacity		$ 10,000,000	$ 10,000,000
Himalaya Shipping Limited | Related party | Drew Holdings Limited
Related Party Transaction [Line Items]
Common shares held (as a percent)		29.00%	29.00%